Notes Payable (Details Narrative) (10-K) - USD ($)				3 Months Ended			12 Months Ended
	Sep. 20, 2019	Jul. 02, 2019	May 25, 2018	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2017
Debt conversion price per share				$ 14.28	$ 14.28		$ 14.28
Interest expenses				$ 17,170		$ 4,600	$ 36,658	$ 161,205
Amortization of debt issuance costs				1,070			1,783	67,069
Proceeds from sale of convertible notes							805,000
Senior convertible notes, outstanding				$ 805,000	$ 805,000		805,000
Accrued interest					$ 28,930		$ 28,930	114,333
2019 Senior Notes [Member]
Debt conversion price per share					$ 14.28		$ 14.28
Discount percentage					10.00%		10.00%
Debt interest rate					8.00%		8.00%
Stock purchase warrants description					Upon either mandatory conversion or conversion at the holder's option, the holder will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $19.04 per share.		Upon either mandatory conversion or conversion at the holder's option, the holder will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $19.04 per share.
Debt issuance costs					$ 4,280		$ 4,280
Proceeds from sale of convertible notes					$ 805,000		$ 805,000
Debt maturity date					Dec. 15, 2020		Dec. 15, 2020
CorLyst, LLC [Member]
Number of common stock shares owned					1,073,050		1,073,050
Outstanding shares of voting capital stock percentage					19.60%		19.60%
Accredited Investors [Member] | 2019 Senior Notes [Member]
Proceeds from sale of convertible notes							$ 805,000
Accredited Investors [Member] | 2017 Senior Notes [Member]
Debt conversion price per share			$ 14.30
Debt interest rate									8.00%
Debt issuance costs									$ 154,800
Senior convertible notes, outstanding									$ 2,580,000
Conversion of senior notes			$ 2,350,000
Accrued interest			$ 114,333
Number of common stock issued			172,327
Warrants to purchase shares of common stock			172,327
Warrants exercise term			3 years
Warrants exercise price			$ 17.16
Debt effective interest rate, before debt issuance costs									7.72%
Debt effective interest rate, including debt issuance costs									13.96%
Canadian Investors [Member] | 2017 Senior Notes [Member]
Senior convertible notes, outstanding								$ 230,000
Cease trade order fine		$ 10,000
Conversion of senior notes		230,000
Accrued interest		$ 28,930
Number of common stock issued		18,107
Warrants to purchase shares of common stock		18,107
Warrants exercise term		3 years
Warrants exercise price		$ 17.16
LOC Agreements [Member] | DKBK Enterprises, LLC [Member]
Revolving line of credit commitment	$ 700,000
LOC Agreements [Member] | CorLyst, LLC [Member]
Revolving line of credit commitment	700,000
Two LOC Agreements [Member] | Lenders [Member]
Revolving line of credit commitment	$ 1,400,000
Line of credit annual interest rate	8.00%
Debt conversion price per share	$ 14.28
Discount percentage	10.00%
Stock purchase warrants description	The Lenders will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $19.04 per share.